Marketable Securities	12 Months Ended
Mar. 31, 2021
Marektable Securities
Marketable Securities

As at March 31, 2021, the fair value of its current holdings was $1,026,418 (March 31, 2020-

$18,356) and the negative change of fair value adjustment of $626,438 for the year ended March 31, 2021 (March 31, 2020 – negative change of fair value adjustment of $11,234). The marketable securities include

5.5 million units (shares and warrants) of Carlyle Commodities Corp., a Canadian public company listed on TSX-V exchange (note 7(e)).

Continuity table:

	Year ended	Year ended
	March 31, 2021	March 31, 2020
Balance – beginning of year	$18,356	$35,067
Disposition of marketable securities	-	(5,477)
Received as option payments (note 7(e))	1,634,500	-
Revaluation of marketable securities	(626,438)	(11,234)
Balance – end of year	$1,026,418	$18,356

Company	Shares/Warrants Held	Cost	Fair Value	Fair Value Increase (Decrease)
Carlyle Commodities Corp - Shares	5,500,000	907,500	577,500	(330,000)
Carlyle Commodities Corp - Warrants	5,500,000	727,000	421,000	(306,000)
Other	2,275,002	18,356	27,918	9,562
		1,652,856	1,026,418	(626,438)